Net Assets - Schedule of Dividend Declarations and Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)	26,133,510.522	69,008,371.263
Common Class I [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)	26,133,510.522	66,374,648.607
Total Dividends Declared	$ 16,426	$ 117,204
Common Class I [Member] | O 2024 M1 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		26,194,330.889
Net Distribution Per Share (in dollars per share)		$ 0.2100
Total Dividends Declared		$ 5,501
Common Class I [Member] | O 2024 M2 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		26,353,713.391
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 5,798
Common Class I [Member] | O 2024 M3 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		27,513,765.783
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 6,053
Common Class I [Member] | O 2024 M4 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		37,521,105.819
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 8,255
Common Class I [Member] | O 2024 M5 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		39,279,712.403
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 8,641
Common Class I [Member] | O 2024 M6 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		41,822,979.970
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 9,201
Common Class I [Member] | O 2024 M7 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		45,942,385.416
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 10,107
Common Class I [Member] | O 2024 M8 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		49,987,591.040
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 10,997
Common Class I [Member] | O 2024 M9 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		53,635,734.336
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 11,800
Common Class I [Member] | O 2024 M10 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		57,395,957.902
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 12,628
Common Class I [Member] | O 2024 M11 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		61,912,050.088
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 13,621
Common Class I [Member] | O 2024 M12 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		66,374,648.607
Net Distribution Per Share (in dollars per share)		$ 0.2200
Total Dividends Declared		$ 14,602
Common Class I [Member] | O 2023 M10 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)	26,012,927.600
Net Distribution Per Share (in dollars per share)	$ 0.2100
Total Dividends Declared	$ 5,463
Common Class I [Member] | O 2023 M11 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)	26,072,695.096
Net Distribution Per Share (in dollars per share)	$ 0.2100
Total Dividends Declared	$ 5,475
Common Class I [Member] | O 2023 M12 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)	26,133,510.522
Net Distribution Per Share (in dollars per share)	$ 0.2100
Total Dividends Declared	$ 5,488
Common Class S [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		2,633,722.656
Total Dividends Declared		$ 2,026
Common Class S [Member] | O 2024 M7 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		814,973.864
Net Distribution Per Share (in dollars per share)		$ 0.2022
Total Dividends Declared		$ 165
Common Class S [Member] | O 2024 M8 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		1,047,494.875
Net Distribution Per Share (in dollars per share)		$ 0.2022
Total Dividends Declared		$ 212
Common Class S [Member] | O 2024 M9 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		1,444,919.231
Net Distribution Per Share (in dollars per share)		$ 0.2022
Total Dividends Declared		$ 292
Common Class S [Member] | O 2024 M10 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		1,914,357.236
Net Distribution Per Share (in dollars per share)		$ 0.2022
Total Dividends Declared		$ 387
Common Class S [Member] | O 2024 M11 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		2,168,575.972
Net Distribution Per Share (in dollars per share)		$ 0.2022
Total Dividends Declared		$ 437
Common Class S [Member] | O 2024 M12 Aggregate Dividends
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding (in shares)		2,633,722.656
Net Distribution Per Share (in dollars per share)		$ 0.2022
Total Dividends Declared		$ 533